Income Taxes - Narrative (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Apr. 24, 2026	Apr. 25, 2025	Apr. 26, 2024
Operating Loss Carryforwards [Line Items]
Tax credit carryforward	$ 24.0
Tax credit carryforward, no expiration	22.0
Income Tax Jurisdiction, Domestic Federal
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	1.0
Income Tax Jurisdiction, Domestic State and Local
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards		$ 5.0
Ireland
Operating Loss Carryforwards [Line Items]
Pillar Two	3.0
Income Tax Jurisdiction, Foreign | Departamento de Hacienda, Puerto Rico
Operating Loss Carryforwards [Line Items]
Income tax holiday, benefit amount	$ 26.0	$ 13.0	$ 15.0
Income tax holiday, benefit per share (in dollars per share)	$ 0.10	$ 0.05	$ 0.06